Stock-Based Incentive Plan (Valuation Assumptions) (Details) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	29.70%	33.00%	30.80%
Risk-free interest rate	1.00%	2.40%	2.50%
Expected term of options (in years)	5 years 10 months 15 days	6 years	5 years 8 months
Forfeiture rate	5.50%	5.50%	5.50%
Weighted average grant date fair value per option	$ 7.00	$ 8.13	$ 6.89